Borrowings	12 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Borrowings
Note 14 - Borrowings

	June 30, 2022 $’000	June 30, 2021 $’000
Current liabilities
Convertible notes	—	36,546
Other borrowings	74	25

Total current borrowings	74	36,571

Non-current liabilities
Interest-bearing borrowings	88,269	38,350
Related party borrowings	—	6,392
Borrowing costs	—	(981)

Total non-current borrowings	88,269	43,761

Total borrowings	88,343	80,332
Borrowing costs have been included in the interest-bearing borrowings line item in the current year.

	June 30, 2022 $’000	June 30, 2021 $’000

Borrowings Rollforward
Opening Balance – July 1	80,332	35,543
Drawdowns of facilities	117,527	32,493
Transaction costs paid	(3,888)	—
Issuance costs of borrowings capitalised	—	286
Repayment of borrowings ( inclusive of prepayment fee)	(72,407)	—
Accrued Interest	12,761	8,273
Conversion of convertible notes	(42,570)	—
Credit card borrowings	49	10
Foreign currency translations movements	(3,461)	3,727

Closing Balance – June 30	88,343	80,332

Current borrowings
Mandatorily Convertible notes
The Group recognized the issuance of zero coupon mandatorily convertible notes in January and May 2021 with a subscription value of the AUD equivalent of $32.6 million and a maturity date of 12 months from the date of issuance. The notes were settled through the issue of a variable number of common shares equivalent to the face value of the notes determined by reference to the fair value of the shares at redemption date less a 30% discount for the January 2021 issuance and 20% discount for the May 2021 issuance.
On January 13, 2022 the Business Combination Agreement was consummated resulting in 1,704,632 shares issued for the January 2021 subscription and 1,209,290 shares issued for the May 2021 subscription. The total value of shares issued was $42.6 million with the difference between the carrying amount and the value of shares issued being recognised as interest expenses in the income statement.
Non-current
borrowings
Senior Loan Note Subscription Agreement
On April 30, 2020, the Group entered into a Senior Loan Note Subscription Agreement (“borrowings”) for finance of $33.8 million. On July 22, 2021, the Group entered into the Amendment Deed Senior Loan Note Subscription Agreement (“borrowings”) for finance of a further $29.0 million. The borrowings attracted interest at the coupon rate of 11%. This accrued interest on borrowings is capitalized into the balance of the borrowings and was repayable in full with the principal at termination date.
The borrowings were payable on the loan termination date of December 31, 2024, or upon the occurrence of certain events such as change in control, IPO event, among others; whichever is the earliest. The borrowings contained a change in control clause that required an immediate repayment of the principal and capitalised interests, together with a prepayment fee upon occurrence of a change in control event. The prepayment fee feature in the borrowings agreement was determined to be an ‘embedded put option’ requiring recognition separate from the borrowing at fair value. On January 13, 2022 Tritium DCFC Limited consummated the Business Combination Agreement and the borrowings and prepayment were paid on February 1, 2022. The total balance paid was $77.4 million, inclusive of the prepayment fee.
Tritium Holdings Pty Ltd entered an agreement on December 7, 2021, to refinance the existing $66.0 million (exclusive of the prepayment fee) CIGNA Loan consisting of a new
3-year
$90.0 million CIGNA Refinance Loan. The CIGNA Refinance Loan had commitment fees of $0.9 million, establishment fees of $2.3 million and an
exit fee of $2.3 million associated with its issuance. The entry of the CIGNA Refinance Loan was concurrent and conditional upon, the completion of the Business Combination.
Subsequent to the entry into the agreement and as a result of the high level of redemptions from DCRN’s public shareholders in connection with the Business Combination, the terms of the CIGNA Refinance Loan were adjusted to specify that the conditions to issuance include Tritium Holdings
Pty Ltd holding a minimum cash balance of
$50.0 million at completion of the Business Combination and $65.0 million (which has been reduced to
$25 million in July 2022, refer to Note 29 for details) at such time as the additional funds were received from the legacy Tritium shareholders and
DCRN Sponsor (the “Holders”) in connection with the option agreements (“Option Agreement”) pursuant to which, Tritium DCFC granted to the
Holders the contingent right to subscribe for and purchase, and the Holders committed to subscribe for and purchase, an aggregate of up to
 7,500,000
Ordinary Shares for an aggregate purchase price of up to $45.0 million, as well as the repayment of the existing CIGNA Loan.
The borrowings are secured against the present and after-acquired property of Tritium Holdings Pty Ltd and Tritium Pty Ltd.
The borrowings have a number of conditions including the following Financial Covenants commencing on March 31, 2023.
Total Leverage Ratio (TLR) must not be greater than the corresponding level specified below in respect of the Compliance Date

•	TLR of 3.50x for March 31, 2023

•	TLR of 3.00x for June 30, 2023

•	TLR of 2.75x for September 30, 2023

•	TLR of 2.5x each compliance date thereafter
Total Interest Cover Ratio must not be less than
2.00
x on March 31, 2023 and
3.00
x each compliance date thereafter.
Level 3 of the fair value of the Senior Loan Subscription Agreement, determined using inputs categorized under level 3 of the fair value hierarchy, is determined to approximate its carrying value at June 30, 2022.
Shareholder Loan Agreement (“St Baker Energy Holdings Pty Ltd Loan”)
The Group entered into a Shareholder Loan Agreement (“borrowing”) on May 5, 2020. Financing of $5.6 million was obtained from this borrowing agreement. The outstanding balance at June 30, 2021 was $6.4 million (June 30, 2020: $5.2 million).
The borrowing attracts interest at the coupon rate of 11%. This accrued interest on the borrowing is capitalized into the balance of the loan and is repayable in full with the principal at termination date.
The borrowings are secured through the inventory value of the Group. Total security provided at June 30, 2021 is $40.6 million (June 30, 2020: $30.4 million). The borrowing was repayable via cash settlement on the termination date of December 31, 2024.
Tritium Holdings Pty Ltd repaid the outstanding loan payable of $6.5 million to St Baker Energy on May 11, 2022.
NAB Facility
The Group has a NAB facility which is used for credit cards and other liabilities in the Group. The NAB facility is 100% supported by term deposits and is a non-interest
bearing facility. The total facility limit is $5.5 million and a total of $3.3 million is unused as of June 30, 2022.